Financial Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Less: Unamortized discount	$ (323)	$ (362)
Long-term financial liabilities	13,977	13,938
Term Loan
Debt Instrument [Line Items]
Debt, gross	10,000	10,000
Bank Revolving Loan Facility
Debt Instrument [Line Items]
Debt, gross	$ 4,300	$ 4,300